Non-Controlling Interests (Tables)	12 Months Ended
Dec. 31, 2018
Non-Controlling Interests
Details of non-controlling interests and movement

Details of non-controlling interests and movement at 31 December 2017 are as follows:

	Thousands of Euros
				Business
				Combination /
				Additions to
	Balance at			Consolidated	Translation	Balance at
	31/12/2016	Additions	Disposals	Group	differences	31/12/2017
Grifols (Thailand) Pte Ltd	3,354	433	(77)	—	(131)	3,579
Grifols Malaysia Sdn Bhd	1,172	229	—	—	(29)	1,372
Araclon Biotech, S.A.	140	(1,617)	—	—	—	(1,477)
Progenika Biopharma, S.A.	1,211	(60)	(298)	—	27	880
Abyntek Biopharma, S.L.	(73)	45	28	—	—	—
VCN Bioscience, S.L	693	(272)	--	—	—	421
Kiro Grifols , S.L.	—	(144)	--	255	—	111
	6,497	(1,386)	(347)	255	(133)	4,886

Details of non-controlling interests and movement at 31 December 2018 are as follows:

	Thousands of Euros
				Business
				Combination /
				Additions to
	Balance at			Consolidated	Translation	Balance at
	31/12/2017	Additions	Disposals	Group	differences	31/12/2018
Grifols (Thailand) Pte Ltd	3,579	193	(43)	—	206	3,935
Grifols Malaysia Sdn Bhd	1,372	326	—	—	37	1,735
Araclon Biotech, S.A.	(1,477)	(2,011)	—	—	—	(3,488)
Progenika Biopharma, S.A.	880	—	(871)	—	—	9
VCN Bioscience, S.L	421	(281)	—	—	—	140
Kiro Grifols , S.L.	111	(463)	—	—	—	(352)
Haema AG	—	—	—	220,190	—	220,190
Biotest Pharma Corp	—	—	—	249,691	(810)	248,881
	4,886	(2,236)	(914)	469,881	(567)	471,050